SHARE-BASED AND OTHER COMPENSATION PROGRAMS - Stock Option Activity (Details) - Parent	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares € / shares shares	Dec. 31, 2016 € / shares
AXA Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options, Number Outstanding, Beginning Balance (in shares)	12,602,100	12,602,100
Options granted (in shares)	594,300	594,300
Options exercised (in shares)	(568,200)	(568,200)
Options forfeited, net (in shares)
Options expired/reinstated (in shares)	(3,092,000)	(3,092,000)
Options, Number Outstanding, Ending Balance (in shares)	9,536,200	9,536,200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options, Weighted Average Exercise Price, Beginning Balance (in dollars per share) | € / shares		€ 21.39
Options granted, Weighted Average Exercise Price (in dollars per share) | € / shares		21.52
Options exercised, Weighted Average Exercise Price (in dollars per share) | € / shares		14.93
Options forfeited, net, Weighted Average Exercise Price (in dollars per share) | € / shares		0.00
Options expired/reinstated, Weighted Average Exercise Price (in dollars per share) | € / shares		27.82
Options, Weighted Average Exercise Price, Ending Balance (in dollars per share) | € / shares		€ 21.02
Options Outstanding, Aggregate Intrinsic Value | $	$ 30,077,200	€ 30,077,200
Weighted Average Remaining Contractual Term (in years)	3 years 1 month 24 days	3 years 1 month 24 days
Options Excercisable (in shares)	7,169,400	7,169,400
Options Excercisable, Weighted Average Exercise Price (in dollars per share) | € / shares			€ 20.43
Options Excercisable, Aggregate Intrinsic Value | $	$ 26,793,500	€ 26,793,500
Weighted Average Remaining Contractual Term (in years)	3 years 8 months 26 days	3 years 8 months 26 days
AXA ADRs
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options, Number Outstanding, Beginning Balance (in shares)	41,000	41,000
Options granted (in shares)	0	0
Options exercised (in shares)	0	0
Options forfeited, net (in shares)	0	0
Options expired/reinstated (in shares)	3,900	3,900
Options, Number Outstanding, Ending Balance (in shares)	44,900	44,900
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options, Weighted Average Exercise Price, Beginning Balance (in dollars per share) | $ / shares	$ 27.28
Options granted, Weighted Average Exercise Price (in dollars per share) | $ / shares	0.00
Options exercised, Weighted Average Exercise Price (in dollars per share) | $ / shares	0.00
Options forfeited, net, Weighted Average Exercise Price (in dollars per share) | $ / shares	0.00
Options expired/reinstated, Weighted Average Exercise Price (in dollars per share) | $ / shares	26.06
Options, Weighted Average Exercise Price, Ending Balance (in dollars per share) | $ / shares	$ 24.90
Options Outstanding, Aggregate Intrinsic Value | $	$ 252,900,000	€ 252,900,000
Weighted Average Remaining Contractual Term (in years)	1 year 10 months 20 days	1 year 10 months 20 days
Options Excercisable (in shares)	44,800	44,800
Options Excercisable, Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 24.90	€ 24.90
Options Excercisable, Aggregate Intrinsic Value | $	$ 252,900	€ 252,900
Weighted Average Remaining Contractual Term (in years)	1 year 10 months 20 days	1 year 10 months 20 days
AB Holding Units
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options, Number Outstanding, Beginning Balance (in shares)	5,398,500	5,398,500
Options granted (in shares)	54,500	54,500
Options exercised (in shares)	(358,300)	(358,300)
Options forfeited, net (in shares)	0	0
Options expired/reinstated (in shares)	(9,700)	(9,700)
Options, Number Outstanding, Ending Balance (in shares)	5,085,000	5,085,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options, Weighted Average Exercise Price, Beginning Balance (in dollars per share) | $ / shares	$ 47.59
Options granted, Weighted Average Exercise Price (in dollars per share) | $ / shares	22.60
Options exercised, Weighted Average Exercise Price (in dollars per share) | $ / shares	17.10
Options forfeited, net, Weighted Average Exercise Price (in dollars per share) | $ / shares	0.00
Options expired/reinstated, Weighted Average Exercise Price (in dollars per share) | $ / shares	65.00
Options, Weighted Average Exercise Price, Ending Balance (in dollars per share) | $ / shares	$ 49.50
Options Outstanding, Aggregate Intrinsic Value | $	$ 0	€ 0
Weighted Average Remaining Contractual Term (in years)	2 years	2 years
Options Excercisable (in shares)	4,700,900	4,700,900
Options Excercisable, Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 47.60	€ 47.60
Options Excercisable, Aggregate Intrinsic Value | $	$ 0	€ 0
Weighted Average Remaining Contractual Term (in years)	2 years	2 years